Commitments and Contingent Liabilities - Additional Information (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of contingent liabilities [line items]
Purchase obligations	₩ 2,335		₩ 3,310
Kookmin Bank
Disclosure of contingent liabilities [line items]
Amount of payment guarantee | $		$ 818,000
Seoul Guarantee Insurance Co. Ltd.
Disclosure of contingent liabilities [line items]
Amount of payment guarantee	₩ 1,818
Bottom of Range
Disclosure of contingent liabilities [line items]
Percentage of commitments	20.00%
Top of Range
Disclosure of contingent liabilities [line items]
Percentage of commitments	40.00%